PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property and equipment, net
Property and equipment Gross	¥ 4,398,727		¥ 3,518,982
Less: accumulated depreciation	(2,412,683)		(2,046,522)
Less: accumulated impairment	(14,337)		0
Net book value	1,971,707		1,472,460		$ 309,404
Depreciation expense	879,700	$ 138,049	552,798	¥ 561,995
Office building
Property and equipment, net
Property and equipment Gross	426,947		419,797
Vehicles
Property and equipment, net
Property and equipment Gross	20,360		23,010
Computer equipment
Property and equipment, net
Property and equipment Gross	1,071,326		901,894
Furniture and office equipment
Property and equipment, net
Property and equipment Gross	421,157		355,748
Leasehold improvement
Property and equipment, net
Property and equipment Gross	2,315,577		1,644,576
Construction in progress
Property and equipment, net
Property and equipment Gross	¥ 143,360		¥ 173,957